Changes in accounting policies	9 Months Ended
Jul. 31, 2025
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Changes in accounting policies
Note 1. Changes in accounting policies
a) Current period changes in accounting standards
There are no new or amended accounting standards that are effective for CIBC this fiscal year, except for the additional disclosures provided in Note 11 to our interim consolidated financial statements as a result of the implementation of global minimum tax, which applied to CIBC as of November 1, 2024.
b) Future accounting policy changes
For details on future accounting policy changes, refer to Note 30 to the consolidated financial statements included in our 2024 Annual Report. We are continuing to evaluate the impact of standards that are effective for us after fiscal 2025.